Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Details of other assets
Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Lease assets	1,782,887	2,593,578
Prepaid expenses	189,808	287,323
Advance payments	61,042	99,772
Non-operational assets	16,248	23,340
Others	38,965	57,539

Total	2,088,950	3,061,552